UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2021

Date of reporting period:  April 30, 2021

Item 1. Reports to Stockholders.

(a)  [Insert full text of semi-annual report here]

Ticker Symbols
	Investor Class	Institutional Class	IS Class

Jackson Square	[Not available
Global Growth Fund	for purchase]	JSPTX	JSPUX

Jackson Square	[Not available
International Growth Fund	for purchase]	JSSGX	JSSSX

Jackson Square
Large-Cap Growth Fund	JSPJX	JSPIX	DPLGX

Jackson Square	[Not available	[Not available
Select 20 Growth Fund	for purchase]	for purchase]	DPCEX

Jackson Square
SMID-Cap Growth Fund	JSMVX	JSMTX	DCGTX

Semi-Annual Report

www.jspfunds.com	April 30, 2021

(This Page Intentionally Left Blank.)

Jackson Square Global Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2021

	1 year	3 years	Since Inception(1)
IS Class	57.05%	20.36%	19.18%
Institutional Class	57.02%	20.36%	19.15%
MSCI All Country World Index(2)	45.75%	13.32%	14.27%

(1)	Inception date of each class was September 19, 2016.
(2)
The MSCI All Country World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed emerging markets. One cannot invest directly in an Index.

The following is expense information for the Global Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated February 28, 2021: IS Class – Gross Expenses: 1.87%, Net Expenses: 0.98%; Institutional Class – Gross Expenses: 1.97%, Net Expenses: 1.08%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed 0.98% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or the Adviser.

Jackson Square Global Growth Fund

Country Allocation(1) (Unaudited)
As of April 30, 2021
(% of Net Assets)

Short-Term Investment & Liabilities
in Excess of Other Assets, Net
0.4%
Taiwan
2.3%
China
2.9%
Japan
4.3%
Brazil
5.2%
Israel
5.5%
Denmark
6.0%
Netherlands
7.2%
United Kingdom
7.6%
France
8.7%
United States
49.9%

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2021
(% of Net Assets)

Microsoft	6.2%
Mastercard – Class A	3.9%
ASML Holding	3.7%
Wix.com	3.6%
Adyen	3.5%
Visa – Class A	3.5%
Uber Technologies	3.3%
DSV	3.2%
Airbus	3.2%
MercadoLibre	2.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square International Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2021(1)

	1 year	3 years	Since Inception(2)
IS Class(2)	68.68%	25.04%	20.56%
Russell 3000® Growth Index(3)	52.41%	24.84%	23.35%
MSCI All Country World Index – ex USA(4)(5)	42.98%	6.98%	10.18%

	Since Inception(7)
Institutional Class(6)	6.02%
Russell 3000® Growth Index(3)	7.62%
MSCI All Country World Index – ex USA(4)(5)	8.04%

(1)	Prior to December 28, 2020, the Fund was named Jackson Square All-Cap Growth Fund and had different principal investment strategies.
(2)	The IS Class commenced operations on September 19, 2016.
(3)
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe.  It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

(4)
The MSCI All Country World Index – ex USA has replaced the Russell 3000® Growth Index as the Fund’s broad-based securities market index because it more closely aligns with the principal investment strategies of the Fund. One cannot invest directly in an Index.

(5)
The MSCI All Country World Index – ex USA is a free float adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets, excluding the United States. One cannot invest directly in an Index.

(6)	The Institutional Class commenced operations on December 28, 2020.
(7)	Returns under this heading have not been annualized.

Jackson Square International Growth Fund

The following is expense information for the International Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated February 28, 2021: IS Class – Gross Expenses: 2.57%, Net Expenses: 0.99%; Institutional Class – Gross Expenses: 2.67%, Net Expenses: 1.09%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed 0.99% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or the Adviser.

Jackson Square International Growth Fund

Country Allocation(1) (Unaudited)
As of April 30, 2021
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2021
(% of Net Assets)

Taiwan Semiconductor Manufacturing – ADR	4.6%
Wix.com	4.5%
LVMH Moet Hennessy Louis Vuitton	4.4%
ASML Holding	4.1%
MercadoLibre	3.9%
Adyen	3.8%
DSV	3.8%
Sartorius Stedim Biotech	3.6%
Lonza Group	3.6%
Atlassian	3.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Large-Cap Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2021

	1 year	5 years	10 years	Since Inception(1)
IS Class	49.74%	19.82%	15.21%	9.69%
Institutional Class	49.39%	19.59%	15.04%	9.58%
Investor Class	49.05%	19.28%	14.75%	9.29%
Russell 1000® Growth Index(2)	51.41%	22.88%	17.02%	10.94%

(1)
The Jackson Square Large-Cap Growth Fund (the “Fund”) acquired the assets and assumed the liabilities of the Delaware U.S. Growth Fund, a series of Delaware Group Adviser Funds (the “Predecessor Fund”), effective at the close of business on April 16, 2021 (the “Reorganization”), and the Predecessor Fund is the accounting and performance history survivor of the Reorganization. The performance information shown for the Fund’s Investor Class Shares represent the performance of the Predecessor Fund’s Class A shares, performance for the Fund’s Institutional Class Shares represent the performance of the Predecessor Fund’s Institutional Class shares, and performance for the Fund’s IS Class Shares represent the performance of the Predecessor Fund’s Class R6 shares. Prior to April 16, 2021, the Adviser served as sub-adviser to the Predecessor Fund. The IS Class performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. The performance shown for the Investor Class Shares has been adjusted so that it does not reflect the Predecessor Fund’s 5.75% sales charge for its Class A shares, which does not apply to Investor Class shares. Performance shown for the periods prior to the inception of the Institutional Class and IS Class is based on the performance of the Investor Class shares, adjusted for the lower expenses applicable to the Institutional and IS classes. The Investor Class commenced operations on December 3, 1993, the Institutional Class commenced operations on February 3, 1994 and the IS Class commenced operations on May 2, 2016.

(2)
The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

Jackson Square Large-Cap Growth Fund

The following is expense information for the Large-Cap Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated February 28, 2021, and supplemented April 19, 2021: IS Class – Gross Expenses: 0.61%; Institutional Class – Gross Expenses: 0.71%; Investor Class – Gross Expenses: 0.96%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed 0.64% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least April 30, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or the Adviser.

Jackson Square Large-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2021
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2021
(% of Net Assets)

Microsoft	8.5%
Amazon.com	5.9%
Uber Technologies	5.9%
Visa – Class A	5.7%
Twilio – Class A	5.0%
PayPal Holdings	4.6%
Mastercard – Class A	4.4%
Charter Communications – Class A	4.3%
Match Group	3.8%
ServiceNow	3.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Select 20 Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2021

	1 year	5 years	10 years	Since Inception(1)
IS Class	59.34%	17.89%	13.85%	5.39%
Russell 3000® Growth Index(2)	52.41%	22.59%	16.70%	6.59%

(1)	The IS Class commenced operations on March 31, 2000.
(2)
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe.  It includes those Russell 3000® Index composites with higher price-to-books ratios and higher forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the Select 20 Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated February 28, 2021: IS Class – Gross Expenses: 2.49%, Net Expenses: 0.87%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed 0.87% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or the Adviser.

Jackson Square Select 20 Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2021
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2021
(% of Net Assets)

Microsoft	10.7%
Twilio – Class A	6.6%
Amazon.com	6.3%
KKR & Co. – Class A	5.9%
Uber Technologies	5.8%
Visa – Class A	5.4%
Bill.com Holdings	5.4%
Grocery Outlet Holding	5.2%
Pacific Biosciences of California	5.1%
Liberty Broadband – Class C	5.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square SMID-Cap Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2021

	1 year	5 years	10 years	Since Inception(1)
IS Class	81.95%	23.54%	16.39%	13.96%
Institutional Class	81.77%	23.49%	16.30%	13.87%
Investor Class	81.31%	23.13%	15.99%	13.57%
Russell 2500® Growth Index(2)	67.27%	20.51%	14.21%	11.73%

(1)
The IS Class commenced operations on December 1, 2003, the Institutional Class commenced operations on September 16, 2016, and the Investor Class commenced operations on September 19, 2016.  Performance of the Institutional Class and Investor Class prior to inception of each class is based on the performance of the IS Class, adjusted for the higher expenses applicable to each class’ shares.

(2)
The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500® companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the SMID-Cap Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated February 28, 2021: IS Class – Gross Expenses: 0.85%, Net Expenses: 0.87%; Institutional Class – Gross Expenses: 0.95%, Net Expenses: 0.97%; Investor Class – Gross Expenses: 1.20%, Net Expenses: 1.22%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed 0.87% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or the Adviser.

Jackson Square SMID-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2021
(% of Net Assets)

Short-Term Investment & Liabilities
in Excess of Other Assets, Net
2.9%
Real Estate
1.9%
Financials
3.9%
Consumer Staples
5.4%
Communication Services
7.3%
Industrials
7.7%
Consumer Discretionary
10.9%
Information Technology
29.4%
Health Care
30.6%

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2021
(% of Net Assets)

Bio-Techne	5.8%
Grocery Outlet Holding	5.4%
Pacific Biosciences of California	5.4%
Lyft – Class A	5.2%
Tandem Diabetes Care	4.8%
New York Times – Class A	4.7%
Dolby Laboratories – Class A	4.0%
HealthEquity	3.8%
Elastic	3.8%
Wix.com	3.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Funds

Expense Examples (Unaudited)
April 30, 2021

As a shareholder of a Fund, you incur two type of costs: (1) transactions costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 – April 30, 2021).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if transactional costs were included, your costs may have been higher.

Global Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2020)	(4/30/2021)	(11/1/2020 to 4/30/2021)
IS Class Actual(2)	$1,000.00	$1,290.70	$5.68
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01

Institutional Class Actual(2)	$1,000.00	$1,290.70	$5.91
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.64	$5.21

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00% and 1.04% for the IS Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2021 of 29.07% and 29.07% for the IS Class and Institutional Class, respectively.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
April 30, 2021

International Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2020)	(4/30/2021)	(11/1/2020 to 4/30/2021)
IS Class Actual(2)	$1,000.00	$1,312.10	$5.56
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.98	$4.86

Institutional Class Actual(3)(4)	$1,000.00	$1,060.20	$3.78
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,013.18	$3.70

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.97% for the IS Class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.09% for the Institutional Class, multiplied by the average account value over the period, multiplied by 123/365 to reflect the since inception period.

(2)	Based on the actual returns for the six-month period ended April 30, 2021 of 31.21% for the IS Class.
(3)	Based on the actual return for the period from inception through April 30, 2021 of 6.02% for the Institutional Class.
(4)	Institutional Class inception was December 28, 2020. All values assume a beginning date of December 28, 2020 for the Institutional Class.

Large-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(5)
	(11/1/2020)	(4/30/2021)	(11/1/2020 to 4/30/2021)
IS Class Actual(6)	$1,000.00	$1,232.60	$3.32
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.52	$3.01

Institutional Class Actual(6)	$1,000.00	$1,231.20	$4.59
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.68	$4.16

Investor Class Actual(6)	$1,000.00	$1,229.70	$6.14
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.29	$5.56

(5)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.60%, 0.83% and 1.11% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(6)	Based on the actual returns for the six-month period ended April 30, 2021 of 23.26%, 23.12% and 22.97% for the IS Class, Institutional Class and Investor Class, respectively.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
April 30, 2021

Select 20 Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2020)	(4/30/2021)	(11/1/2020 to 4/30/2021)
IS Class Actual(2)	$1,000.00	$1,231.80	$4.81
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.48	$4.36

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.87% for the IS Class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2021 of 23.18% for the IS Class.

SMID-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(11/1/2020)	(4/30/2021)	(11/1/2020 to 4/30/2021)
IS Class Actual(4)	$1,000.00	$1,327.20	$4.79
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.68	$4.16

Institutional Class Actual(4)	$1,000.00	$1,326.70	$5.25
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.28	$4.56

Investor Class Actual(4)	$1,000.00	$1,325.10	$6.80
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.94	$5.91

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.83%, 0.91% and 1.18% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended April 30, 2021 of 32.72%, 32.67% and 32.51% for the IS Class, Institutional Class and Investor Class, respectively.

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited)
April 30, 2021

Description	Shares	Value

COMMON STOCKS – 99.6%

Brazil – 5.2%
Afya – Class A*	8,711	$195,213
Arco Platform – Class A*	6,614	169,715
MercadoLibre*	296	465,010
		829,938

China – 2.9%
Bilibili – ADR*	4,180	463,395

Denmark – 6.0%
DSV (a)	2,300	512,418
Vestas Wind Systems (a)	10,560	435,510
		947,928

France – 8.7%
Airbus* (a)	4,216	507,017
LVMH Moet Hennessy Louis Vuitton (a)	576	433,932
Safran (a)	2,876	429,414
		1,370,363

Israel – 5.5%
Fiverr International*	1,442	300,037
Wix.com*	1,769	562,330
		862,367

Japan – 4.3%
Freee KK* (a)	4,290	361,732
MonotaRO (a)	12,798	324,972
		686,704

Netherlands – 7.2%
Adyen* (a)	224	551,288
ASML Holding (a)	892	579,037
		1,130,325

Taiwan – 2.3%
Taiwan Semiconductor Manufacturing – ADR	3,136	366,097

United Kingdom – 7.6%
Experian (a)	10,713	413,001
Farfetch – Class A*	8,204	401,914
Intertek Group (a)	4,468	378,748
		1,193,663

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2021

Description	Shares	Value

COMMON STOCKS – 99.6% (Continued)

United States – 49.9%
Airbnb – Class A*	1,325	$228,841
Aon – Class A	893	224,536
Ball	2,941	275,395
Datadog – Class A*	4,782	410,152
DexCom*	721	278,378
Edwards Lifesciences*	4,388	419,142
IHS Markit	2,427	261,097
Mastercard – Class A	1,620	618,937
Match Group*	2,548	396,545
Microsoft	3,899	983,250
Netflix*	773	396,912
New York Times – Class A	10,117	459,413
ServiceNow*	747	378,258
Snowflake – Class A*	1,810	419,178
Twilio – Class A*	998	367,064
Uber Technologies*	9,603	525,956
Veeva Systems – Class A*	1,204	340,070
Visa – Class A	2,336	545,596
Zoom Video Communications – Class A*	1,087	347,373
		7,876,093
TOTAL COMMON STOCKS
(Cost $9,611,108)		15,726,873

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2021

Description	Shares	Value

SHORT-TERM INVESTMENT – 0.4%

Money Market Deposit Account – 0.4%
U.S. Bank N.A., 0.00% (b)
Total Money Market Deposit Account	73,548	$73,548
TOTAL SHORT-TERM INVESTMENT
(Cost $73,548)		73,548
Total Investments – 100.0%
(Cost $9,684,656)		15,800,421
Liabilities in Excess of Other Assets – (0.0)%		(4,998)
Total Net Assets – 100.0%		$15,795,423

*	Non-income producing security.
ADR – American Depositary Receipt
(a)	Level 2 Security.
(b)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

At April 30, 2021, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Information Technology#	41.1%
Industrials	24.0%
Consumer Discretionary	13.9%
Communication Services	10.9%
Health Care	6.6%
Materials	1.7%
Financials	1.4%
Short-Term Investment	0.4%
Liabilities in Excess of Other Assets	(0.0)%
Total	100.0%

#	As of April 30, 2021, the Fund has a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to Financial Statements.

See Notes to the Financial Statements

Jackson Square International Growth Fund

Schedule of Investments (Unaudited)
April 30, 2021

Description	Shares	Value

COMMON STOCKS – 99.5%

Australia – 3.4%
Atlassian*	1,757	$417,393

Brazil – 7.7%
Arco Platform – Class A*	7,702	197,633
MercadoLibre*	301	472,865
StoneCo – Class A*	4,001	258,625
		929,123

Canada – 2.6%
Shopify*	264	312,182

China – 7.7%
Bilibili – ADR*	3,479	385,682
GDS Holdings – Class A*	3,776	313,295
Kuaishou Technology*	7,000	237,006
		935,983

Denmark – 7.0%
DSV (a)	2,041	454,715
Vestas Wind Systems (a)	9,435	389,114
		843,829

France – 16.7%
Airbus* (a)	3,279	394,333
L’Oreal (a)	768	314,475
LVMH Moet Hennessy Louis Vuitton (a)	700	527,348
Safran (a)	2,344	349,981
Sartorius Stedim Biotech (a)	953	437,702
		2,023,839

Germany – 6.6%
Delivery Hero* (a)	1,966	311,889
Puma (a)	2,560	269,882
Zalando* (a)	2,088	217,150
		798,921

Israel – 7.2%
Fiverr International*	1,601	333,120
Wix.com*	1,698	539,760
		872,880

See Notes to the Financial Statements

Jackson Square International Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2021

Description	Shares	Value

COMMON STOCKS – 99.5% (Continued)

Japan – 8.9%
Freee KK* (a)	4,425	$373,115
MonotaRO (a)	13,466	341,934
Recruit Holdings (a)	8,141	367,057
		1,082,106

Netherlands – 8.0%
Adyen* (a)	189	465,149
ASML Holding (a)	766	497,245
		962,394

Singapore – 2.3%
Sea – ADR*	1,095	276,531

Switzerland – 5.6%
Lonza Group (a)	683	434,193
Zur Rose Group* (a)	743	247,280
		681,473

Taiwan – 4.6%
Taiwan Semiconductor Manufacturing – ADR	4,809	561,403

United Kingdom – 9.4%
Experian (a)	10,471	403,672
Farfetch – Class A*	7,964	390,157
Intertek Group (a)	3,987	337,974
		1,131,803

United States – 1.8%
Lululemon Athletica*	642	215,243
TOTAL COMMON STOCKS
(Cost $10,917,841)		12,045,103

See Notes to the Financial Statements

Jackson Square International Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2021

Description	Shares	Value

SHORT-TERM INVESTMENT – 0.5%

Money Market Deposit Account – 0.5%
U.S. Bank N.A., 0.00% (b)
Total Money Market Deposit Account	56,753	$56,753
TOTAL SHORT-TERM INVESTMENT
(Cost $56,753)		56,753
Total Investments – 100.0%
(Cost $10,974,594)		12,101,856
Liabilities in Excess of Other Assets – (0.0)%		(1,536)
Total Net Assets – 100.0%		$12,100,320

*	Non-income producing security.
ADR – American Depositary Receipt
(a)	Level 2 Security.
(b)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

At April 30, 2021, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Information Technology#	30.9%
Industrials#	25.1%
Consumer Discretionary	24.3%
Communication Services	7.4%
Health Care	7.2%
Consumer Staples	4.6%
Short-Term Investment	0.5%
Liabilities in Excess of Other Assets	(0.0)%
Total	100.0%

#	As of April 30, 2021, the Fund has a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2021

Description	Shares	Value

COMMON STOCKS – 100.1%

Communication Services – 10.7%
Charter Communications – Class A*	181,813	$122,441,965
Match Group*	696,199	108,349,450
Netflix*	148,832	76,420,767
		307,212,182

Consumer Discretionary – 13.1%
Airbnb – Class A*	330,413	57,065,629
Amazon.com*	49,288	170,902,197
NIKE – Class B	658,119	87,279,742
Starbucks	544,061	62,289,544
		377,537,112

Financials – 3.6%
KKR & Co. – Class A	1,816,429	102,773,553

Health Care – 14.8%
10X Genomics – Class A*	348,098	68,853,784
Align Technology*	136,382	81,219,573
Edwards Lifesciences*	1,088,948	104,016,313
Intuitive Surgical*	108,914	94,210,610
Veeva Systems – Class A*	273,179	77,159,409
		425,459,689

Industrials – 8.6%
Uber Technologies*	3,110,065	170,338,260
Waste Management	562,481	77,605,504
		247,943,764

Information Technology – 49.3%#
Adobe*	116,768	59,357,845
Coupa Software*	256,964	69,133,594
Datadog – Class A*	814,299	69,842,425
Mastercard – Class A	333,033	127,238,588
Microsoft	966,713	243,785,684
Paycom Software*	218,010	83,805,224
PayPal Holdings*	502,811	131,882,297
ServiceNow*	208,226	105,439,400
Snowflake – Class A*	341,485	79,084,511

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2021

Description	Shares	Value

COMMON STOCKS – 100.1% (Continued)

Information Technology – 49.3%# (Continued)
Twilio – Class A*	389,947	$143,422,507
Visa – Class A	700,287	163,559,032
Wix.com*	249,109	79,186,769
Zoom Video Communications – Class A*	192,333	61,463,857
		1,417,201,733

TOTAL COMMON STOCKS
(Cost $1,782,044,084)		2,878,128,033

SHORT-TERM INVESTMENT – 0.1%

Money Market Deposit Account – 0.1%
U.S. Bank N.A., 0.00% (a)
Total Money Market Deposit Account	3,892,652	3,892,652
TOTAL SHORT-TERM INVESTMENT
(Cost $3,892,652)		3,892,652
Total Investments – 100.2%
(Cost $1,785,936,736)		2,882,020,685
Liabilities in Excess of Other Assets – (0.2)%		(7,144,347)
Total Net Assets – 100.0%		$2,874,876,338

*	Non-income producing security.
#	As of April 30, 2021, the Fund has a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to Financial Statements.
(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Schedule of Investments (Unaudited)
April 30, 2021

Description	Shares	Value

COMMON STOCKS – 99.5%

Communication Services – 8.9%
Liberty Broadband – Class C*	2,676	$435,439
Match Group*	2,163	336,627
		772,066

Consumer Discretionary – 6.3%
Amazon.com*	159	551,320

Consumer Staples – 5.2%
Grocery Outlet Holding*	11,196	452,206

Financials – 5.9%
KKR & Co. – Class A	9,051	512,106

Health Care – 16.4%
Edwards Lifesciences*	3,366	321,520
HealthEquity*	4,654	353,564
Pacific Biosciences of California*	15,007	447,959
Tandem Diabetes Care*	3,325	305,568
		1,428,611

Industrials – 9.2%
Airbus* (a)	2,487	299,087
Uber Technologies*	9,201	503,939
		803,026

Information Technology – 47.6%#
Bill.com Holdings*	3,043	470,539
Coupa Software*	1,050	282,492
Datadog – Class A*	4,562	391,283
Elastic*	3,237	390,447
Microsoft	3,692	931,049
ServiceNow*	665	336,736
Twilio – Class A*	1,564	575,239
Visa – Class A	2,022	472,258
Wix.com*	926	294,357
		4,144,400

TOTAL COMMON STOCKS
(Cost $4,860,169)		8,663,735

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2021

Description	Shares	Value

SHORT-TERM INVESTMENT – 0.4%

Money Market Deposit Account – 0.4%
U.S. Bank N.A., 0.00% (b)
Total Money Market Deposit Account	37,706	$37,706
TOTAL SHORT-TERM INVESTMENT
(Cost $37,706)		37,706
Total Investments – 99.9%
(Cost $4,897,875)		8,701,441
Other Assets and Liabilities, Net – 0.1%		6,308
Total Net Assets – 100.0%		$8,707,749

*	Non-income producing security.
#	As of April 30, 2021, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.
(a)	Level 2 Security.
(b)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2021

Description	Shares	Value

COMMON STOCKS – 97.1%

Communication Services – 7.3%
Liberty Broadband – Class C*	325,596	$52,980,981
New York Times – Class A	2,119,643	96,252,989
		149,233,970

Consumer Discretionary – 10.9%
Farfetch – Class A*	808,169	39,592,199
Papa John’s International	746,292	72,181,362
Stitch Fix – Class A*	398,148	17,247,772
Vroom*	808,180	37,394,489
Wyndham Hotels & Resorts	776,193	56,747,470
		223,163,292

Consumer Staples – 5.4%
Grocery Outlet Holding*	2,729,093	110,228,066

Financials – 3.9%
Carlyle Group	945,462	40,333,409
LendingClub*	2,486,982	38,274,653
		78,608,062

Health Care – 30.6%#
1Life Healthcare*	1,297,238	56,442,825
ABIOMED*	168,244	53,960,898
Bio-Techne	277,034	118,429,265
HealthEquity*	1,031,465	78,360,396
Nevro*	347,428	60,039,033
Pacific Biosciences of California*	3,665,710	109,421,443
Tandem Diabetes Care*	1,064,318	97,810,824
Twist Bioscience*	372,983	50,050,589
		624,515,273

Industrials – 7.7%
Graco	663,356	50,945,741
Lyft – Class A*	1,899,066	105,702,013
		156,647,754

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2021

Description	Shares	Value

COMMON STOCKS – 97.1% (Continued)

Information Technology – 29.4%#
Anaplan*	974,814	$58,147,655
Bill.com Holdings*	368,388	56,963,836
Dolby Laboratories – Class A	813,914	82,587,854
Elastic*	648,019	78,164,052
Fiverr International*	220,777	45,937,070
Guidewire Software*	500,284	52,784,965
LiveRamp Holdings*	590,338	28,914,755
SailPoint Technologies Holding*	1,109,658	54,184,600
Varonis Systems*	1,250,771	66,228,325
Wix.com*	240,812	76,549,319
		600,462,431

Real Estate – 1.9%
Redfin*	554,716	39,262,799

TOTAL COMMON STOCKS
(Cost $1,386,461,593)		1,982,121,647

SHORT-TERM INVESTMENT – 3.6%

Money Market Deposit Account – 3.6%
U.S. Bank N.A., 0.00% (a)
Total Money Market Deposit Account	73,656,646	73,656,646
TOTAL SHORT-TERM INVESTMENT
(Cost $73,656,646)		73,656,646
Total Investments – 100.7%
(Cost $1,460,118,239)		2,055,778,293
Liabilities in Excess of Other Assets – (0.7)%		(13,593,616)
Total Net Assets – 100.0%		$2,042,184,677

*	Non-income producing security.
#	As of April 30, 2021, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.
(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Assets and Liabilities (Unaudited)
April 30, 2021

	Global	International	Large-Cap
	Growth Fund	Growth Fund	Growth Fund
ASSETS:
Investment securities:
At cost	$9,684,656	$10,974,594	$1,785,936,736
At value	$15,800,421	$12,101,856	$2,882,020,685
Dividends & interest receivable	4,409	2,502	468,149
Receivable from investment adviser	20	2,577	—
Receivable for capital shares sold	—	—	4,198,096
Prepaid expenses	19,166	18,426	59,390
Total Assets	15,824,016	12,125,361	2,886,746,320
LIABILITIES:
Payable for capital shares redeemed	654	—	8,988,666
Payable to investment adviser	—	—	1,247,459
Payable for fund administration & accounting fees	7,387	7,398	175,837
Payable for compliance fees	70	116	692
Payable for transfer agent fees & expenses	8,991	6,756	1,088,621
Payable for custody fees	2,118	1,838	27,319
Payable for trustee fees	—	—	18,300
Accrued distribution and/or shareholder service fees	—	22	166,239
Payable for audit fees	8,600	8,333	25,462
Accrued expenses	773	578	131,387
Total Liabilities	28,593	25,041	11,869,982
NET ASSETS	$15,795,423	$12,100,320	$2,874,876,338
NET ASSETS CONSIST OF:
Paid-in capital	7,856,482	7,701,847	1,771,704,548
Total distributable earnings	7,938,941	4,398,473	1,103,171,790
Total net assets	$15,795,423	$12,100,320	$2,874,876,338

IS Class Shares:
Net Assets	$15,259,138	$12,037,987	$1,454,983,759
Shares issued and outstanding(1)	431,517	345,443	49,852,199
Net asset value, offering price, and redemption price per share	$35.36	$34.85	$29.19

Institutional Class Shares:
Net Assets	$536,285	$62,333	$1,237,277,984
Shares issued and outstanding(1)	15,183	1,789	42,863,477
Net asset value, offering price, and redemption price per share	$35.32	$34.85	$28.87

Investor Class Shares(2):
Net Assets	$—	$—	$182,614,595
Shares issued and outstanding(1)	—	—	7,409,788
Net asset value, offering price, and redemption price per share	$—	$—	$24.65

(1)	Unlimited shares authorized without par value.
(2)	Prior to April 16, 2021, The Large-Cap Growth Fund’s Investor Class shares were known as Class A Shares, and were subject to a sales load of up to 5.75%.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Assets and Liabilities (Unaudited) – Continued
April 30, 2021

	Select 20	SMID-Cap
	Growth Fund	Growth Fund
ASSETS:
Investment securities:
At cost	$4,897,875	$1,460,118,239
At value	$8,701,441	$2,055,778,293
Dividends & interest receivable	2,604	462,249
Receivable from Adviser	4,661	—
Receivable for capital shares sold	—	19,845,164
Prepaid expenses	20,524	70,000
Total Assets	8,729,230	2,076,155,706

LIABILITIES:
Payable for investment securities purchased	—	28,114,416
Payable for capital shares redeemed	—	4,179,715
Payable to investment adviser	—	1,244,823
Payable for fund administration & accounting fees	4,423	218,631
Payable for compliance fees	121	11,462
Payable for transfer agent fees & expenses	5,126	29,985
Payable for custody fees	1,049	11,666
Accrued distribution and/or shareholder service fees	—	111,128
Payable for audit fees	8,328	9,054
Accrued expenses	2,434	40,149
Total Liabilities	21,481	33,971,029
NET ASSETS	$8,707,749	$2,042,184,677

NET ASSETS CONSIST OF:
Paid-in capital	4,460,322	1,236,210,883
Total distributable earnings	4,247,427	805,973,794
Total net assets	$8,707,749	$2,042,184,677

IS Class Shares:
Net Assets	$8,707,749	$889,374,759
Shares issued and outstanding(1)	983,226	22,923,034
Net asset value, offering price, and redemption price per share	$8.86	$38.80

Institutional Class Shares:
Net Assets	$—	$1,029,807,611
Shares issued and outstanding(1)	—	26,566,582
Net asset value, offering price, and redemption price per share	$—	$38.76

Investor Class Shares:
Net Assets	$—	$123,002,307
Shares issued and outstanding(1)	—	3,214,892
Net asset value, offering price, and redemption price per share	$—	$38.26

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Operations (Unaudited)
For the Six Months Ended April 30, 2021

	Global	International	Large-Cap
	Growth Fund	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividend income	$38,655	$21,696	$4,195,163
Less: Foreign taxes withheld	(5,059)	(2,359)	—
Interest income	3	5	1,697
Total investment income	33,599	19,342	4,196,860

EXPENSES:
Investment advisory fees (See Note 4)	59,408	40,524	7,644,052
Transfer agent fees & expenses (See Note 4)	18,464	14,919	3,204,075
Fund administration & accounting fees (See Note 4)	16,502	14,841	258,838
Custody fees (See Note 4)	8,880	7,782	38,475
Audit fees	8,599	8,329	17,023
Trustee fees	7,708	7,710	73,815
Other expenses	5,071	4,887	19,061
Legal fees	3,716	3,714	80,967
Federal & state registration fees	2,755	2,580	52,927
Insurance fees	725	725	7,293
Postage & printing fees	544	544	178,719
Compliance fees (See Note 4)	181	180	84
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	77	26	52,327
Investor Class(1)	—	—	206,286
Class C(2)	—	—	136,085
Class R(3)	—	—	13,554
Total expenses before reimbursement/waiver	132,630	106,761	11,983,581
Less: reimbursement/waiver from adviser (See Note 4)	(54,818)	(55,377)	(307,074)
Total net expenses	77,812	51,384	11,676,507
NET INVESTMENT LOSS	(44,213)	(32,042)	(7,479,647)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain on investments, including foreign currency gain/loss	1,871,485	3,331,351	284,513,346
Net change in unrealized appreciation/depreciation of
investments and translations of foreign currency	1,853,024	(988,323)	280,115,645
Net realized and unrealized gain on investments	3,724,509	2,343,028	564,628,991

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,680,296	$2,310,986	$557,149,344

(1)	The Investor Class was previously known as Class A prior to April 16, 2021.
(2)	Class C shares converted to Investor Class shares on April 16, 2021.
(3)	Class R shares converted to Investor Class shares on April 16, 2021.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Operations (Unaudited) – Continued
For the Six Months Ended April 30, 2021

	Select 20	SMID-Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividend income	$9,124	$1,914,106
Interest income	1	1,724
Total investment income	9,125	1,915,830

EXPENSES:
Investment advisory fees (See Note 4)	26,941	7,223,915
Federal & state registration fees	11,310	49,882
Transfer agent fees & expenses (See Note 4)	10,588	68,431
Fund administration & accounting fees (See Note 4)	9,704	421,161
Audit fees	8,329	9,053
Trustee fees	7,710	7,710
Custody fees (See Note 4)	5,009	81,106
Legal fees	3,714	3,716
Other expenses	3,172	4,531
Insurance fees	725	3,365
Postage & printing fees	543	14,645
Compliance fees (See Note 4)	180	24,743
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	—	428,905
Investor Class	—	195,074
Total expenses before reimbursement/waiver	87,925	8,536,237
Plus: Adviser recoupment (See Note 4)	—	44,330
Less: reimbursement/waiver from adviser (See Note 4)	(51,866)	—
Total net expenses	36,059	8,580,567
NET INVESTMENT LOSS	(26,934)	(6,664,737)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain on investments, including foreign currency gain (loss)	477,542	221,294,460
Net change in unrealized appreciation/depreciation
of investments and translations of foreign currency	1,173,801	267,628,295
Net realized and unrealized gain on investments	1,651,343	488,922,755

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,624,409	$482,258,018

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
OPERATIONS:
Net investment loss	$(44,213)	$(56,802)
Net realized gain on investments, including foreign currency gain/loss	1,871,485	484,656
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	1,853,024	1,526,770
Net increase in net assets resulting from operations	3,680,296	1,954,624

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	122,312	600,914
Proceeds from reinvestment of distributions	346,744	217,380
Payments for shares redeemed	(1,407,093)	(1,132,360)
Decrease in net assets resulting from IS Class transactions	(938,039)	(314,066)
Institutional Class:
Proceeds from shares sold	203,000	200,000
Proceeds from reinvestment of distributions	3,040	—
Payments for shares redeemed	(5,694)	—
Increase in net assets resulting from Institutional Class transactions	200,348	200,000
Net decrease in net assets resulting from capital share transactions	(737,691)	(114,066)

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	(398,875)	(247,951)
Institutional Class	(8,551)	(1,488)
Total distributions to shareholders	(407,426)	(249,439)
TOTAL INCREASE IN NET ASSETS	2,535,179	1,591,119

NET ASSETS:
Beginning of period	13,260,244	11,669,125
End of period	$15,795,423	$13,260,244

See Notes to the Financial Statements

Jackson Square International Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
OPERATIONS:
Net investment loss	$(32,042)	$(24,527)
Net realized gain on investments, including foreign currency gain (loss)	3,331,351	390,170
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	(988,323)	1,194,508
Net increase in net assets resulting from operations	2,310,986	1,560,151

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	2,734,236	88,793
Proceeds from reinvestment of distributions	293,963	189,025
Payments for shares redeemed	(1,000)	(503,565)
Increase (Decrease) in net assets resulting from IS Class transactions	3,027,199	(225,747)
Institutional Class(1):
Proceeds from shares sold	112,500	—
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(50,000)	—
Increase in net assets resulting from Institutional Class transactions	62,500	—
Net increase (decrease) in net assets resulting from capital share transactions	3,089,699	(225,747)

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	(381,666)	(243,056)
Institutional Class(1)	—	—
Total distributions to shareholders	(381,666)	(243,056)
TOTAL INCREASE IN NET ASSETS	5,019,019	1,091,348

NET ASSETS:
Beginning of period	7,081,301	5,989,953
End of period	$12,100,320	$7,081,301

(1)	Inception date of the Institutional Class was December 28, 2020.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
OPERATIONS:
Net investment loss	$(7,479,647)	$(4,778,168)
Net realized gain on investments	284,513,346	284,874,274
Net change in unrealized appreciation/depreciation on investments	280,115,645	300,692,536
Net increase in net assets resulting from operations	557,149,344	580,788,642

CAPITAL SHARE TRANSACTIONS:
IS Class(1):
Proceeds from shares sold	1,356,265,602	1,154,307
Proceeds from acquisition (Note 1)	79,071,717	—
Proceeds from reinvestment of distributions	1,028,826	351,822
Payments for shares redeemed	(11,687,274)	(969,306)
Increase in net assets resulting from IS Class transactions	1,424,678,871	536,823
Institutional Class:
Proceeds from shares sold	234,856,969	561,725,417
Proceeds from acquisition (Note 1)	1,272,275	—
Proceeds from reinvestment of distributions	488,179,321	219,841,424
Payments for shares redeemed	(1,757,668,199)	(1,065,340,123)
Decrease in net assets resulting from Institutional Class transactions	(1,033,359,634)	(283,773,282)
Investor Class(2):
Proceeds from shares sold	16,323,379	27,604,145
Proceeds from acquisition (Note 1)	70,894	—
Proceeds from reinvestment of distributions	34,187,695	12,521,618
Proceeds from exchange of Class C Shares	26,301,193	—
Proceeds from exchange of Class R Shares	5,427,349	—
Payments for shares redeemed	(33,110,934)	(36,600,314)
Increase in net assets resulting from Investor Class transactions	49,199,576	3,525,449
Class C(3):
Proceeds from shares sold	806,788	3,876,101
Proceeds from reinvestment of distributions	8,161,979	4,470,467
Payment for shares issued in exchange for Investor Class Shares	(26,301,193)	—
Payments for shares redeemed	(9,190,637)	(18,410,975)
Decrease in net assets resulting from Class C transactions	(26,523,063)	(10,064,407)
Class R(4):
Proceeds from shares sold	213,698	2,031,407
Proceeds from reinvestment of distributions	1,331,846	1,081,853
Payment for shares issued in exchange for Investor Shares	(5,427,349)	—
Payments for shares redeemed	(1,666,003)	(7,214,005)
Decrease in net assets resulting from Class R transactions	(5,547,808)	(4,100,745)
Net increase (decrease) in net assets resulting from capital share transactions	408,447,942	(293,876,162)

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Statements of Changes in Net Assets – Continued

	For the Six Months	For the
	Ended April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
DISTRIBUTIONS TO SHAREHOLDERS:
IS Class(1)	$(1,054,886)	$(352,300)
Institutional Class	(489,231,243)	(220,903,754)
Investor Class(2)	(34,713,436)	(12,780,403)
Class C(3)	(8,184,157)	(4,508,811)
Class R(4)	(1,331,852)	(1,081,857)
Total distributions to shareholders	(534,515,574)	(239,627,125)
TOTAL INCREASE IN NET ASSETS	431,081,712	47,285,355

NET ASSETS:
Beginning of period	2,443,794,626	2,396,509,271
End of period	$2,874,876,338	$2,443,794,626

(1)	The IS Class was previously known as Class R6 prior to April 16, 2021.
(2)	The Investor Class was previously known as Class A prior to April 16, 2021.
(3)	Class C shares converted to Investor Class shares on April 16, 2021.
(4)	Class R shares converted to Investor Class shares on April 16, 2021.

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
OPERATIONS:
Net investment income (loss)	$(26,934)	$7,358
Net realized gain on investments, including foreign currency gain (loss)	477,542	103,853
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	1,173,801	1,447,820
Net increase in net assets resulting from operations	1,624,409	1,559,031

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	80,809	63,664
Proceeds from reinvestment of distributions	74,242	350,612
Payments for shares redeemed	(8,229)	(45,510)
Increase in net assets resulting from IS Class transactions	146,822	368,766
Net increase in net assets resulting from capital share transactions	146,822	368,766

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	(88,253)	(422,715)
Total distributions to shareholders	(88,253)	(422,715)
TOTAL INCREASE IN NET ASSETS	1,682,978	1,505,082

NET ASSETS:
Beginning of period	7,024,771	5,519,689
End of period	$8,707,749	$7,021,771

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
OPERATIONS:
Net investment loss	$(6,664,737)	$(4,319,067)
Net realized gain on investments, including foreign currency gain (loss)	221,294,460	101,950,759
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	267,628,295	258,759,212
Net increase in net assets resulting from operations	482,258,018	356,390,904

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	130,134,783	157,740,671
Proceeds from reinvestment of distributions	39,392,095	19,238,798
Payments for shares redeemed	(105,020,601)	(116,046,399)
Increase in net assets resulting from IS Class transactions	64,506,277	60,933,070
Institutional Class:
Proceeds from shares sold	174,579,417	191,547,831
Proceeds from reinvestment of distributions	45,355,964	20,626,602
Payments for shares redeemed	(109,922,290)	(143,336,709)
Increase in net assets resulting from Institutional Class transactions	110,013,091	68,837,724
Investor Class:
Proceeds from shares sold	35,914,418	12,375,096
Proceeds from reinvestment of distributions	5,187,925	3,262,845
Payments for shares redeemed	(16,117,217)	(33,095,068)
Increase (Decrease) in net assets resulting from Investor Class transactions	24,985,126	(17,457,127)
Net increase in net assets resulting from capital share transactions	199,504,494	112,313,667

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	(41,465,958)	(19,750,206)
Institutional Class	(47,286,027)	(21,831,079)
Investor Class	(5,199,692)	(3,263,044)
Total distributions to shareholders	(93,951,677)	(44,844,329)
TOTAL INCREASE IN NET ASSETS	587,810,835	423,860,242

NET ASSETS:
Beginning of period	1,454,373,842	1,030,513,600
End of period	$2,042,184,677	$1,454,373,842

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	For the Period
	April 30, 2021		October 31,	October 31,	October 31,	October 31,	Inception(1) through
	(Unaudited)		2020	2019	2018	2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$28.12		$24.70	$23.28	$22.73	$17.66	$18.00

Investment operations:
Net investment loss(2)	(0.10)		(0.12)	(0.04)	(0.07)	(0.02)	(0.01)
Net realized and unrealized
gain (loss) on investments	8.24		4.07	2.87	1.08	5.09	(0.33)
Total from investment operations	8.14		3.95	2.83	1.01	5.07	(0.34)

Less distributions from:
Net investment income	—		—	—	(0.01)	—	—
Net realized gains	(0.90)		(0.53)	(1.41)	(0.45)	—	—
Total distributions	(0.90)		(0.53)	(1.41)	(0.46)	—	—
Net asset value, end of period	$35.36		$28.12	$24.70	$23.28	$22.73	$17.66

Total Return(3)	29.07%		16.20%	13.47%	4.49%	28.71%	-1.89%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$15,259		$12,993	$11,599	$10,074	$9,121	$3,516

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(4)	1.71%		1.92%	2.01%	2.00%	2.39%	14.49%
After expense
reimbursement/waiver(4)	1.00	%(5)	1.05%	1.05%	1.05%	1.05%	1.05%

Ratio of net investment loss
to average net assets:
After expense
reimbursement/waiver(4)	(0.57)%		(0.46)%	(0.17)%	(0.31)%	(0.12)%	(0.62)%

Portfolio Turnover(3)	20%		41%	28%	41%	37%	3%

(1)	Inception date of the IS Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Prior to December 28, 2020, the annual expense limitation was 1.05% of the average daily net assets of the Fund. Thereafter, it was 0.97%.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	For the Period
	April 30, 2021		October 31,	October 31,	October 31,	October 31,	Inception(1) through
	(Unaudited)		2020	2019	2018	2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$28.09		$24.68	$23.25	$22.71	$17.66	$18.00

Investment operations:
Net investment income(2)	(0.10)		(0.12)	(0.04)	(0.07)	(0.04)	(0.02)
Net realized and unrealized
gain on investments	8.23		4.06	2.88	1.07	5.09	(0.32)
Total from investment operations	8.13		3.94	2.84	1.00	5.05	(0.34)

Less distributions from:
Net investment income	—		—	—	(0.01)	—	—
Net realized gains	(0.90)		(0.53)	(1.41)	(0.45)	—	—
Total distributions	(0.90)		(0.53)	(1.41)	(0.46)	—	—
Net asset value, end of period	$35.32		$28.09	$24.68	$23.25	$22.71	$17.66

Total Return(3)	29.07%		16.17%	13.53%	4.45%	28.60%	-1.89%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$536		$267	$70	$66	$64	$49

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(4)	1.76%		1.92%	2.01%	2.01%	2.59%	14.61%
After expense
reimbursement/waiver(4)	1.04	%(5)	1.05%	1.05%	1.05%	1.12%	1.15%

Ratio of net investment income (loss)
to average net assets:
After expense
reimbursement/waiver(4)	(0.61)%		(0.46)%	(0.18)%	(0.31)%	(0.19)%	(0.72)%

Portfolio Turnover(3)	20%		41%	28%	41%	37%	3%

(1)	Inception date of the Institutional Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Prior to December 28, 2020, the annual expense limitation was 1.05% of the average daily net assets of the Fund. Thereafter, it was 0.97%.

See Notes to the Financial Statements

Jackson Square International Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	For the Period
	April 30, 2021		October 31,	October 31,	October 31,	October 31,	Inception(1) through
	(Unaudited)		2020	2019	2018	2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$27.77		$22.60	$22.68	$21.21	$17.55	$18.00

Investment operations:
Net investment loss(2)	(0.10)		(0.09)	(0.04)	(0.03)	(0.02)	(0.01)
Net realized and unrealized
gain (loss) on investments	8.67		6.18	2.24	1.53	3.69	(0.44)
Total from investment operations	8.57		6.09	2.20	1.50	3.67	(0.45)

Less distributions from:
Net investment income	—		—	— (3)	—	(0.01)	—
Net realized gains	(1.49)		(0.92)	(2.28)	(0.03)	—	—
Total distributions	(1.49)		(0.92)	(2.28)	(0.03)	(0.01)	—
Net asset value, end of period	$34.85		$27.77	$22.60	$22.68	$21.21	$17.55

Total Return(4)	31.21%		27.81%	11.85%	7.10%	20.90%	-2.50%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$12,038		$7,081	$5,990	$5,470	$5,070	$2,681

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(5)	2.01%		2.42%	2.47%	2.45%	2.93%	18.59%
After expense
reimbursement/waiver(5)	0.97	%(6)	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of net investment loss
to average net assets:
After expense
reimbursement/waiver(5)	(0.60)%		(0.38)%	(0.17)%	(0.12)%	(0.10)%	(0.50)%

Portfolio Turnover(4)(7)	71%		59%	49%	61%	60%	3%

(1)	Inception date of the IS Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
Effective December 28, 2020, the Jackson Square All-Cap Growth Fund changed its name to the Jackson Square International Growth Fund (See Note 1).  Prior to December 28, 2020, the annual expense limitation was 0.90% of the average daily net assets of the Fund. Thereafter, it was 0.99%.

(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square International Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class

For the Period
Inception(1) through
April 30, 2021
(Unaudited)
Per Share Data

Net asset value, beginning of period	$32.87

Investment operations:
Net investment loss(2)	(0.09)
Net realized and unrealized gain on investments	2.07
Total from investment operations	1.98

Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$34.85

Total Return(3)	6.02%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$62

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	2.13%
After expense reimbursement/waiver(4)	1.09%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.73)%

Portfolio Turnover(3)(5)	71%

(1)	Inception date of the Institutional Class was December 28, 2020.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class(1)

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	For the Period
	April 30, 2021		October 31,		October 31,		October 31,	October 31,	Inception(2) through
	(Unaudited)		2020		2019		2018	2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$28.72		$24.91		$26.72		$28.50	$24.68	$23.75

Investment operations:
Net investment income (loss)(3)	(0.05)		0.01		0.05		0.05	0.02	0.04
Net realized and unrealized
gain on investments	6.61		6.25		2.59		1.38	5.52	0.89
Total from investment operations	6.56		6.26		2.64		1.43	5.54	0.93

Less distributions from:
Net investment income	—		—		—		(0.04)	(0.07)	—
Net realized gains	(6.09)		(2.45)		(4.45)		(3.17)	(1.65)	—
Total distributions	(6.09)		(2.45)		(4.45)		(3.21)	(1.72)	—
Net asset value, end of period	$29.19		$28.72		$24.91		$26.72	$28.50	$24.68

Total Return(4)	23.26	%(5)	27.39	%(5)	14.60	%(5)	5.36%	24.19%	3.92%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$1,454,984		$4,539		$3,408		$2,376	$2,053	$2

Ratio of expenses to average net assets:
Before expense waiver(6)	0.61%		0.65%		0.67%		0.65%	0.67%	0.66%
After expense waiver(6)	0.60	%(7)	0.62%		0.63%		0.65%	0.67%	0.66%

Ratio of net investment income (loss)
to average net assets:
After expense waiver(6)	(0.33)%		0.02%		0.16%		0.16%	0.08%	0.34%

Portfolio Turnover(8)	20%		54%		35%		39%	43%	22%

(1)	Prior to April 16, 2021, the IS Class was known as Class R6.
(2)	Inception date of the IS Class was May 2 ,2016.
(3)	Per share amounts calculated using the average shares method.
(4)	Not annualized for periods less than one year.
(5)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(6)	Annualized for periods less than one year.
(7)	Prior to April 16, 2021, the annual expense limitation was 0.62% of the average daily net assets of the Fund. Thereafter, it was 0.64%.
(8)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	April 30, 2021		October 31,		October 31,		October 31,	October 31,	October 31,
	(Unaudited)		2020		2019		2018	2017	2016
Per Share Data

Net asset value, beginning of period	$28.49		$24.78		$26.66		$28.46	$24.66	$28.57

Investment operations:
Net investment income (loss)(1)	(0.08)		(0.04)		(0.01)		(0.01)	(0.02)	0.05
Net realized and unrealized
gain on investments	6.55		6.20		2.58		1.39	5.51	(0.87)
Total from investment operations	6.47		6.16		2.57		1.38	5.49	(0.82)

Less distributions from:
Net investment income	—		—		—		(0.01)	(0.04)	(0.14)
Net realized gains	(6.09)		(2.45)		(4.45)		(3.17)	(1.65)	(2.95)
Total distributions	(6.09)		(2.45)		(4.45)		(3.18)	(1.69)	(3.09)
Net asset value, end of period	$28.87		$28.49		$24.78		$26.66	$28.46	$24.66

Total Return(2)	23.12	%(3)	27.10	%(3)	14.33	%(3)	5.15%	24.00%	-3.24%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$1,237,278		$2,268,085		$2,231,134		$2,502,062	$2,780,191	$2,536,591

Ratio of expenses to average net assets:
Before expense waiver(4)	0.86%		0.89%		0.90%		0.87%	0.81%	0.80%
After expense waiver(4)	0.83	%(5)	0.84%		0.86%		0.87%	0.81%	0.80%

Ratio of net investment income (loss)
to average net assets:
After expense waiver(4)	(0.53)%		(0.17)%		(0.07)%		(0.06)%	(0.06)%	0.19%

Portfolio Turnover(2)(6)	20%		54%		35%		39%	43%	22%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(4)	Annualized for periods less than one year.
(5)	Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding shareholder servicing fees.
(6)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class(1)

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	April 30, 2021		October 31,		October 31,		October 31,	October 31,	October 31,
	(Unaudited)		2020		2019		2018	2017	2016
Per Share Data

Net asset value, beginning of period	$25.09		$22.15		$24.41		$26.37	$24.66	$26.84

Investment operations:
Net investment loss(2)	(0.11)		(0.10)		(0.06)		(0.08)	(0.02)	(0.01)
Net realized and unrealized
gain on investments	5.76		5.49		2.25		1.29	5.51	(0.81)
Total from investment operations	5.65		5.39		2.19		1.21	5.49	(0.82)

Less distributions from:
Net investment income	—		—		—		—	(0.04)	(0.08)
Net realized gains	(6.09)		(2.45)		(4.45)		(3.17)	(1.65)	(2.95)
Total distributions	(6.09)		(2.45)		(4.45)		(3.17)	(1.69)	(3.03)
Net asset value, end of period	$24.65		$25.09		$22.15		$24.41	$26.37	$22.99

Total Return(3)	22.97	%(4)	26.82	%(4)	14.04	%(4)	4.89%	23.66%	-3.48%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$182,614		$137,135		$116,986		$122,621	$148,867	$200,191

Ratio of expenses to average net assets:
Before expense waiver(5)	1.14%		1.14%		1.15%		1.12%	1.06%	1.05%
After expense waiver(5)	1.11	%(6)	1.09%		1.11%		1.12%	1.06%	1.05%

Ratio of net investment loss
to average net assets:
After expense waiver(5)	(0.81)%		(0.42)%		(0.32)%		(0.31)%	(0.31)%	(0.06)%

Portfolio Turnover(3)(7)	20%		54%		35%		39%	43%	22%

(1)	Prior to April 16, 2021, the Investor Class was known as Class A.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(5)	Annualized for periods less than one year.
(6)
Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund, excluding 12b-1 fees. Thereafter, it was 0.64%, excluding 12b-1 fees and shareholder servicing fees.

(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class

	Six Months Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	April 30, 2021	October 31,	October 31,	October 31,		October 31,	October 31,
	(Unaudited)	2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$7.27	$6.12	$5.54	$7.80		$6.83	$8.95

Investment operations:
Net investment income (loss)(1)	(0.03)	0.01	(0.01)	0.01		— (2)	— (2)
Net realized and unrealized
gain (loss) on investments	1.71	1.61	0.59	0.44		0.97	(0.52)
Total from investment operations	1.68	1.62	0.58	0.45		0.97	(0.52)

Less distributions from:
Net investment income	—	(0.01)	—	—		—	(0.01)
Net realized gains	(0.09)	(0.46)	—	(2.71)		—	(1.59)
Total distributions	(0.09)	(0.47)	—	(2.71)		—	(1.60)
Net asset value, end of period	$8.86	$7.27	$6.12	$5.54		$7.80	$6.83
Total Return(3)	23.18%	28.26%	10.47%	9.05%		14.20%	-6.54%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$8,708	$7,025	$5,520	$4,803		$34,082	$79,941

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(4)	2.12%	2.49%	2.68%	2.00%		0.89%	0.90%
After expense
reimbursement/waiver(4)	0.87%	0.87%	0.87%	0.87%		0.87%	0.89%

Ratio of net investment income (loss)
to average net assets:
After expense
reimbursement/waiver(4)	(0.65)%	0.12%	(0.09)%	0.10%		0.01%	0.04%

Portfolio Turnover(3)	20%	60%	42%	41	%(5)	40%	22%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2021	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$30.75	$23.88	$23.83	$21.37	$17.24	$18.44

Investment operations:
Net investment income (loss)(1)	(0.12)	(0.08)	0.01 (2)	0.08	0.02	0.05
Net realized and unrealized
gain on investments	10.11	7.99	2.70	2.50	4.20	0.91
Total from investment operations	9.99	7.91	2.71	2.58	4.22	0.96

Less distributions from:
Net investment income	—	(0.02)	(0.06)	—	(0.02)	(0.04)
Net realized gains	(1.94)	(1.02)	(2.60)	(0.12)	(0.07)	(2.12)
Total distributions	(1.94)	(1.04)	(2.66)	(0.12)	(0.09)	(2.16)
Net asset value, end of period	$38.80	$30.75	$23.88	$23.83	$21.37	$17.24

Total Return(3)	32.72%	34.36%	14.02%	12.13%	24.59%	5.27%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$889,375	$650,845	$452,234	$197,538	$162,033	$72,224

Ratio of expenses to average net assets:
Before expense
waiver/recoupment(4)	0.82%	0.85%	0.87%	0.89%	0.93%	0.91%
After expense
waiver/recoupment(4)	0.83%	0.87%	0.87%	0.87%	0.87%	0.90%

Ratio of net investment income (loss)
to average net assets:
After expense
waiver/recoupment(4)	(0.63)%	(0.30)%	0.04%	0.33%	0.10%	0.27%

Portfolio Turnover(3)(5)	32%	49%	35%	47%	23%	20%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change n net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	For the Period
	April 30, 2021	October 31,	October 31,	October 31,	October 31,	Inception(1) through
	(Unaudited)	2020	2019	2018	2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$30.73	$23.89	$23.81	$21.37	$17.24	$17.82

Investment operations:
Net investment income (loss)(2)	(0.14)	(0.10)	(0.01)	0.06	0.01	—	(3)
Net realized and unrealized
gain (loss) on investments	10.11	7.98	2.74	2.50	4.21	(0.58	)(4)
Total from investment operations	9.97	7.88	2.73	2.56	4.22	(0.58)

Less distributions from:
Net investment income	—	(0.02)	(0.05)	—	(0.02)	—
Net realized gains	(1.94)	(1.02)	(2.60)	(0.12)	(0.07)	—
Total distributions	(1.94)	(1.04)	(2.65)	(0.12)	(0.09)	—
Net asset value, end of period	$38.76	$30.73	$23.89	$23.81	$21.37	$17.24

Total Return(5)	32.67%	34.20%	14.08%	12.04%	24.50%	-3.25%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$1,029,808	$725,204	$499,461	$297,023	$211,787	$87,274

Ratio of expenses to average net assets:
Before expense
waiver/recoupment(6)	0.91%	0.93%	0.95%	0.97%	0.99%	1.00%
After expense
waiver/recoupment(6)	0.91%	0.95%	0.95%	0.95%	0.92%	0.97%

Ratio of net investment income (loss)
to average net assets:
After expense
waiver/recoupment(6)	(0.71)%	(0.39)%	(0.04)%	0.26%	0.04%	0.05%

Portfolio Turnover(5)(7)	32%	49%	35%	47%	23%	20%

(1)	Inception date of the Institutional Class was September 16, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	For the Period
	April 30, 2021	October 31,	October 31,	October 31,	October 31,	Inception(1) through
	(Unaudited)	2020	2019	2018	2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$30.39	$23.68	$23.67	$21.30	$17.23	$17.84

Investment operations:
Net investment loss(2)	(0.18)	(0.17)	(0.07)	— (3)	(0.05)	—	(3)
Net realized and unrealized
gain (loss) on investments	9.99	7.91	2.70	2.49	4.21	(0.61	)(4)
Total from investment operations	9.81	7.74	2.63	2.49	4.16	(0.61)

Less distributions from:
Net investment income	—	(0.01)	(0.02)	—	(0.02)	—
Net realized gains	(1.94)	(1.02)	(2.60)	(0.12)	(0.07)	—
Total distributions	(1.94)	(1.03)	(2.62)	(0.12)	(0.09)	—
Net asset value, end of period	$38.26	$30.39	$23.68	$23.67	$21.30	$17.23

Total Return(5)	32.51%	33.88%	13.69%	11.75%	24.12%	-3.42%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$123,002	$78,325	$78,819	$68,451	$4,935	$48

Ratio of expenses to average net assets:
Before expense
waiver/recoupment(6)	1.17%	1.20%	1.22%	1.24%	1.28%	1.25%
After expense
waiver/recoupment(6)	1.18%	1.22%	1.22%	1.22%	1.22%	1.22%

Ratio of net investment loss
to average net assets:
After expense
waiver/recoupment(6)	(0.98)%	(0.65)%	(0.31)%	(0.02)%	(0.25)%	(0.20)%

Portfolio Turnover(5)(7)	32%	49%	35%	47%	23%	20%

(1)	Inception date of the Investor Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Funds

Notes to the Financial Statements (Unaudited)
April 30, 2021

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Jackson Square Global Growth Fund (“Global Growth Fund”), Jackson Square International Growth Fund (“International Growth Fund”), Jackson Square Large-Cap Growth Fund (“Large-Cap Growth Fund”), Jackson Square Select 20 Growth Fund (“Select 20 Growth Fund”), and Jackson Square SMID-Cap Growth Fund (“SMID-Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Global Growth Fund is a diversified series with its own investment objectives and policies within the Trust.  The International Growth Fund, Large-Cap Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund are each a non-diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Funds offer three different share classes – Investor Class, Institutional Class, and IS class; although not all share classes have commenced operations for certain Funds as of April 30, 2021, and therefore are not currently available for purchase. The Global Growth Fund currently offers the IS Class shares and Institutional Class shares, each of which commenced operations on September 19, 2016. The International Growth Fund currently offers the IS Class shares, which commenced operations on September 19, 2016, and the Institutional Class shares, which commenced operations on December 28, 2020.  The Large-Cap Growth Fund currently offers the IS Class shares (previously known as Class R6, prior to April 16, 2021), which commenced operations on May 1, 2016, the Institutional Class shares which commenced operations on February 3, 1994, and the Investor Class shares (previously known as Class A shares before April 16, 2021), which commenced operations on December 3, 1993. Effective April 16, 2021, the Large-Cap Growth Fund ceased offering Class C and Class R shares. The remaining Class C and Class R shares were converted to Investor Class shares at the close of business on April 16, 2021.  The Select 20 Growth Fund currently offers the IS Class shares, which commenced operations on March 31, 2000. The SMID-Cap Growth Fund currently offers the IS Class shares, which commenced operations on November 1, 2005, the Institutional Class shares which commenced operations on September 16, 2016, and the Investor Class shares, which commenced operations on September 19, 2016. Each class of shares has identical rights and privileges except with respect to shareholder servicing fees, 12b-1 fees, and voting rights on matters affecting a single share class. Institutional Class shares are subject to a maximum 0.10% shareholder servicing fee.  Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and a maximum 0.10% shareholder servicing fee. The Funds may issue an unlimited number of shares of beneficial interest with no par value.

Effective April 16, 2021, as the result of a tax-free reorganization, the Delaware U.S. Growth Fund (the “Predecessor Fund”), a series of the Delaware Group® Adviser Funds, a registered open-end management investment company, was transferred into the Trust. The plan of reorganization was approved by the shareholders of the Predecessor Fund on March 23, 2021. Effective April 16, 2021, the Predecessor Fund was renamed the Jackson Square Large-Cap Growth Fund. The shares of the Predecessor were exchanged pro rata as follows:

Predecessor Fund Share Class	Large-Cap Growth Fund Share Class
Class A	Investor Class
Class C	Investor Class
Class R	Investor Class
Institutional Class	Institutional Class
Class R6	IS Class

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

The Predecessor Fund was deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights of the Large-Cap Growth Fund reflects the operation of the Predecessor Fund for the periods prior to the reorganization date.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of the reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation of the Predecessor Fund was as follows:

Net Assets	Fair Value of Investments	Net Unrealized Appreciation
$2,835,578,449	$2,837,967,769	$1,095,203,433

At the date of reorganization, fund shares outstanding totaled 98,588,343 for the Predecessor Fund.

In connection with the reorganization, the net assets of the original Jackson Square Large-Cap Growth Fund (the “Acquired Fund”) were acquired by the Large-Cap Growth Fund as of the close of business April 16, 2021. The Acquired Fund commenced operations on November 1, 2005. The purpose of the transaction was to combine two funds managed by Jackson Square Partners, LLC (the “Adviser”) with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all IS Class, Institutional Class and Investor Class shares of the Acquired Fund for IS Class, Institutional Class and Investor Class shares of the Large-Cap Growth Fund. For financial reporting purposes, the Large-Cap Growth Fund is deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Acquired Fund. The assets received and shares issued by the Large-Cap Growth Fund were recorded at fair value; and, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Large-Cap Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the Acquired Fund on the merger date are included below:

Acquired Fund
Net Assets – IS Class	$79,071,717
Shares outstanding – IS Class	2,688,996
Net asset value – IS Class	$29.41
Net Assets – Institutional Class	$1,272,275
Shares outstanding – Institutional Class	43,741
Net asset value – Institutional Class	$29.09
Net Assets – Investor Class	$70,894
Shares outstanding – Investor Class	2,855
Net asset value – Investor Class	$24.84
Investments at fair value	$80,428,536
Unrealized appreciation	$29,319,964
Undistributed net investment loss	$(202,644)
Accumulated net realized gain	$1,355,503
Tax capital loss carryforward	—

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

Acquiring Fund
Net assets immediately prior to merger	$2,835,578,449
Net assets immediately after merger	$2,915,993,335
Fund shares issued in exchange for Acquired Fund – IS Class	2,688,996
Exchange rate for shares issued – IS Class	0.42125891
Fund shares issued in exchange for Acquired Fund – Institutional Class	43,741
Exchange rate for shares issued – Institutional Class	0.42734134
Fund shares issued in exchange for Acquired Fund – Investor Class	2,855
Exchange rate for shares issued – Investor Class	0.49536360

Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed. It is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Large-Cap Growth Fund’s statement of operations since April 16, 2021.

Assuming the merger had been completed on November 1, 2020, the beginning of the annual reporting period of the Large-Cap Growth Fund, the Large-Cap Growth Fund’s pro forma results of operations for the period ended April 30, 2021, are as follows:

Net investment loss	$(7,601,465)
Net realized and unrealized gain on investments	$583,051,017
Total increase from operations	$575,449,552

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended April 30, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2021, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the period ended April 30, 2021, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended October 31, 2017.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency.  The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.10% of Institutional Class and Investor Class shares and 12b-1 fees are expensed at annual rate of 0.25% of average daily net assets of Investor Class shares (See Note 5). Prior to April 16, 2021, 12b-1 fees were expensed at 1.00% and 0.50% of the average daily net assets of the Class C and Class R shares of the Large-Cap Growth Fund. Expenses associated with a specific Fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

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Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

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The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following tables are a summary of the inputs used to value each Fund’s securities as of April 30, 2021:

Global Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$10,799,804	$4,927,069	$—	$15,726,873
Short-Term Investment	73,548	—	—	73,548
Total Investments in Securities	$10,873,352	$4,927,069	$—	$15,800,421

International Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,910,895	$7,134,208	$—	$12,045,103
Short-Term Investment	56,753	—	—	56,753
Total Investments in Securities	$4,967,648	$7,134,208	$—	$12,101,856

Large-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,878,128,033	$—	$—	$2,878,128,033
Short-Term Investment	3,892,652	—	—	3,892,652
Total Investments in Securities	$2,882,020,685	$—	$—	$2,882,020,685

Select 20 Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$8,364,648	$299,087	$—	$8,663,735
Short-Term Investment	37,706	—	—	37,706
Total Investments in Securities	$8,402,354	$299,087	$—	$8,701,441

SMID-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,982,121,647	$—	$—	$1,982,121,647
Short-Term Investment	73,656,646	—	—	73,656,646
Total Investments in Securities	$2,055,778,293	$—	$—	$2,055,778,293

Refer to the Schedules of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the “Adviser” to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Global Growth Fund	0.75%
International Growth Fund	0.80%
Large-Cap Growth Fund	0.55% on assets up to $2.5 billion
0.525% on assets between $2.5 billion and $5 billion
0.50% on assets greater than $5 billion
Select 20 Growth Fund	0.65%
SMID-Cap Growth Fund	0.75%

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Prior to December 28, 2020, the monthly management fee for the Global Growth Fund and International Growth Fund was equal to 0.80% and 0.65% of the daily net assets of each Fund, respectively.

Prior to April 16, 2021, Delaware Management Company (“DMC”) served as the investment manager of the Predecessor Fund and the Adviser served as the investment sub-adviser. DMC was entitled to receive an annual advisory fee based on the average daily net assets of the Predecessor Fund at 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion. The sub-adviser fees were paid by DMC.

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
Global Growth Fund	0.98%
International Growth Fund	0.99%
Large-Cap Growth Fund	0.64%
Select 20 Growth Fund	0.87%
SMID-Cap Growth Fund	0.87%

Prior to December 28, 2020, the annual operating expense limitation for the Global Growth Fund and International Growth Fund was equal to 1.05% and 0.90% of the daily net assets of each Fund, respectively.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser with the consent of the Board. During the period ended April 30, 2021, the Adviser was able to recoup $44,330 from the SMID-Cap Growth Fund, relating to fees waived in prior fiscal years. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	May 2021 –	November 2021 –	November 2022 –	November 2023 –
Fund	October 2021	October 2022	October 2023	April 2024
Global Growth Fund	$46,181	$105,833	$108,254	$54,818
International Growth Fund	41,278	90,835	97,056	55,377
Large-Cap Growth Fund	—	—	—	—
Select 20 Growth Fund	38,061	95,542	98,873	51,866
SMID-Cap Growth Fund	—	—	—	—

Prior to April 16, 2021, DMC had contractually agreed to limit its fees or reimburse expenses (excluding Rule 12b-1 fees, taxes, interest acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations) to ensure total annual operating expenses do not exceed 0.84% of the average daily net assets of Class A, Class C, Class R and Institutional Class shares, and 0.62% of the Class R6 shares. Waived fees and reimbursed expenses subject to potential recovery during the months that DMC served as investment manager are not eligible for recoupment.

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Prior to April 16, 2021, Delaware Investments Fund Services Company (“DIFSC”), an affiliate of DMC, was the Administrator, Fund Accountant and Transfer Agent for the Predecessor Fund. For the period November 1, 2020 through April 16, 2021, the Predecessor Fund was charged $217,704 and $236,007 for Administration and Fund Accounting fees and Transfer Agent fees, respectively. Prior to April 16, 2021, Delaware Distributors LP, an affiliate of DMC, was the Distributor for the Predecessor Fund.

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the period ended April 30, 2021, are disclosed in the Statements of Operations.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Large-Cap Growth Fund and SMID-Cap Growth Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period April 17, 2021 through April 30, 2021, the Investor Class of the Large-Cap Growth Fund incurred expenses of $15,463, pursuant to the Plan. For the six months ended April 30, 2021, the SMID-Cap Growth Fund incurred expenses of $139,339 pursuant to the Plan.

The Predecessor Fund had adopted a Plan pursuant to Rule 12b-1 in Class A, Class C and Class R. The Plan permitted the Predecessor Fund to pay for distribution and related expenses at an annual rate of 0.25%, 1.00% and 0.50% of Class A, Class C and Class R shares, respectively. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period November 1, 2020 through April 16, 2021, Class A, Class C and Class R incurred expenses of $184,638, $136,085 and $13,554 respectively, pursuant to the Plan.

The Global Growth Fund, International Growth Fund, Large-Cap Growth Fund, and SMID-Cap Growth Fund have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class and Investor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining

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shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended April 30, 2021, the Global Growth Fund, International Growth Fund, Large-Cap Growth Fund, and SMID-Cap Growth Fund incurred shareholder servicing fees of $77, $26, $52,327, and $428,905, respectively in the Institutional Class. The Large-Cap Growth Fund and SMID-Cap Growth Fund also incurred additional shareholder service fees of $6,185 and $55,736, respectively, in the Investor Class.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Global Growth Fund		International Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020
IS Class:
Shares sold	3,577	28,338	81,449	3,557
Shares issued in reinvestment
of distributions	10,201	8,535	8,992	8,291
Shares redeemed	(44,282)	(44,375)	(31)	(21,885)
Net increase (decrease)	(30,504)	(7,502)	90,410	(10,037)
Institutional Class(1):
Shares sold	5,754	6,688	3,230	—
Shares issued in reinvestment
of distributions	89	—	—	—
Shares redeemed	(170)	—	(1,441)	—
Net increase	5,673	6,688	1,789	—
Net increase (decrease)
in capital shares	(24,831)	(814)	92,199	(10,037)

(1)	The International Growth Institutional Class launched on December 28, 2020.

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	Large-Cap Growth Fund
	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020
IS Class(1):
Shares sold	47,368,975	45,489
Shares issued in connection with acquisition (Note 1)	2,688,996	—
Shares issued in reinvestment of distributions	34,255	15,054
Shares redeemed	(398,043)	(39,338)
Net increase	49,694,183	21,205
Institutional Class:
Shares sold	7,739,082	22,944,032
Shares issued in connection with acquisition (Note 1)	43,741	—
Shares issued in reinvestment of distributions	16,410,026	9,463,686
Shares redeemed	(60,932,155)	(42,847,718)
Net decrease	(36,739,306)	(10,440,000)
Investor Class(2):
Shares sold	609,523	1,218,848
Shares issued in connection with acquisition (Note 1)	2,855	—
Shares issued in reinvestment of distributions	1,335,379	610,811
Shares issued in exchange for Class C shares	1,059,024	—
Shares issued in exchanges for Class R shares	218,534	—
Shares redeemed	(1,278,809)	(1,645,050)
Net increase	1,946,506	184,609
Class C(3):
Shares sold	39,082	221,126
Shares issued in reinvestment of distributions	425,030	274,768
Shares exchanged for Investor Class shares	(1,445,915)	—
Shares redeemed	(453,411)	(1,028,777)
Net decrease	(1,435,214)	(532,883)
Class R(4):
Shares sold	8,549	94,807
Shares issued in reinvestment of distributions	56,401	—
Shares exchanged for Investor Class shares	(238,775)	56,435
Shares redeemed	(67,049)	(359,722)
Net decrease	(240,874)	(208,480)
Net increase (decrease) in capital shares	13,225,295	(10,975,549)

(1)	The IS Class was previously known as Class R6 prior to April 16, 2021.
(2)	The Investor Class was previously known as Class A prior to April 16, 2021.
(3)	Class C shares converted to Investor Class shares on April 16, 2021.
(4)	Class R shares converted to Investor Class shares on April 16, 2021.

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	Select 20 Growth Fund		SMID-Cap Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020
IS Class:
Shares sold	9,386	10,996	3,365,221	5,903,797
Shares issued in reinvestment
of distributions	8,765	59,729	1,053,265	801,951
Shares redeemed	(964)	(7,196)	(2,663,073)	(4,474,380)
Net increase	17,187	63,529	1,755,413	2,231,368
Institutional Class:
Shares sold	—	—	4,579,255	7,442,741
Shares issued in reinvestment
of distributions	—	—	1,213,375	859,800
Shares redeemed	—	—	(2,822,645)	(5,614,477)
Net increase	—	—	2,969,985	2,688,064
Investor Class:
Shares sold	—	—	923,030	453,004
Shares issued in reinvestment
of distributions	—	—	(425,742)	137,210
Shares redeemed	—	—	140,480	(1,341,024)
Net increase (decrease)	—	—	637,768	(750,810)
Net increase in capital shares	17,187	63,529	5,363,166	4,168,622

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended April 30, 2021, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Global Growth Fund	$—	$—	$3,075,404	$4,187,887
International Growth Fund	—	—	9,785,421	7,118,489
Large-Cap Growth Fund	—	—	540,459,209	743,176,601
Select 20 Growth Fund	—	—	1,606,249	1,631,011
SMID-Cap Growth Fund	—	—	702,789,113	579,040,589

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2020, the Funds’ most recently completed fiscal year end, were as follows:

	Aggregate Gross	Aggregate Gross	Net	Federal Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Global Growth Fund	$4,705,506	$(446,839)	$4,258,667	$9,072,488
International Growth Fund	2,236,219	(122,597)	2,113,622	5,055,878
Large-Cap Growth Fund	806,917,514	(25,086,471)	781,831,043	1,663,402,092
Select 20 Growth Fund	2,665,633	(35,671)	2,629,962	4,432,227
SMID-Cap Growth Fund	366,322,370	(42,619,760)	323,702,610	1,142,829,562

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The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

At October 31, 2020, the components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Net	Total
	Ordinary	Long-Term	Accumulated	Unrealized	Distributable
Fund	Income	Capital Gains	Gains (Losses)	Appreciation	Earnings
Global Growth Fund	$22,802	$384,618	$(16)	$4,258,667	$4,666,071
International Growth Fund	—	380,858	(25,327)	2,113,622	2,469,153
Large-Cap Growth Fund	20,422,472	248,964,541	—	781,831,043	1,051,218,056
Select 20 Growth Fund	—	88,245	(6,936)	2,629,962	2,711,271
SMID-Cap Growth Fund	7,447,871	86,503,309	13,663	323,702,610	417,667,453

As of October 31, 2020, the Funds had no capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2020, the Funds did not defer any post-October losses. The International Growth Fund and Select 20 Growth Fund deferred, on a tax basis, qualified late year losses of $25,351 and $6,860, respectively.

The tax character if distributions paid during the period ended April 30, 2021, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Global Growth Fund	$22,805	$384,621	$407,426
International Growth Fund	—	381,666	381,666
Large-Cap Growth Fund	84,103,008	450,412,566	534,515,574
Select 20 Growth Fund	—	88,253	88,253
SMID-Cap Growth Fund	7,448,213	86,503,463	93,951,676

The tax character of distributions paid during the year ended October 31, 2020, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Global Growth Fund	$—	$249,439	$249,439
International Growth Fund	6,141	236,915	243,056
Large-Cap Growth Fund	—	239,627,125	239,627,125
Select 20 Growth Fund	9,588	413,127	422,715
SMID-Cap Growth Fund	2,029,405	42,814,924	44,844,329

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  LINE OF CREDIT

The Large-Cap Growth Fund and SMID-Cap Growth Fund (collectively, the “Funds”) have established an unsecured line of credit (“LOC”) in the amount of $25,000,000, 15% of a Fund’s gross market value or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed on July 23, 2021. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the

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Custodian. Interest is charged at the prime rate which was 3.25% as of April 30, 2021. The interest rate during the period was 3.25%. The Funds have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. For the period ended April 30, 2021, the Funds did not have any borrowings under the LOC.

10.  SECTOR RISKS

As of April 30, 2021, each Fund had a significant portion of their assets invested in the information technology sector. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

As of April 30, 2021, the International Growth Fund has a significant portion of their assets invested in the industrials sector. The industrials sector may be more sensitive to changes in supply and demand, government regulations, world events, and economic conditions.

As of April 30, 2021, the SMID-Cap Growth Fund has a significant portion of their assets invested in the health care sector. The heath care sector is subject to risks such as litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

11.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of April 30, 2021, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Global Growth Fund	Charles Schwab	36.78%
International Growth Fund	Charles Schwab	29.06%
Large-Cap Growth Fund	Great West Trust Company	46.91%
Select 20 Growth Fund	American Enterprises Investment Services	25.23%
	Individual Investor	26.77%
SMID-Cap Growth Fund	National Financial Services	37.38%

12.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and long-term impact on economies, markets, industries and individual issuers, are not known. The operational and finance performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

13.  REPORT OF THE LARGE-CAP GROWTH FUND’S SPECIAL SHAREHOLDER MEETING

A Special Meeting of Shareholders of the Delaware U.S. Growth Fund (the “Acquired Fund”), a series of the Delaware Group® Adviser Funds, took place on March 23, 2021 to approve a proposed Agreement of and Plan of Reorganization for the Acquired Fund, whereby the Large-Cap Growth Fund, a series of Managed Portfolio Series, would acquire all the assets and liabilities of the Acquired Fund, in exchange for shares of the Acquiring

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Fund which would be distributed pro rata by the Acquired Fund to its shareholders, in complete liquidation and termination of the Acquired Fund (the “Reorganization”).

All Acquired Fund shareholders of record at the close of business on January 29, 2021, were entitled to vote. As of January 29, 2021 the Acquired Fund had 92,981,216 shares outstanding.

Of the 54,557,151 shares of the Acquired Fund present in person or by proxy at the meeting on March 23, 2021: 54,280,454, or 99.5% voted in favor of the Reorganization (representing 58.4% of total outstanding shares), 101,424, or 0.2%, voted against the Reorganization, and 175,273, or 0.3% withheld from voting for the Reorganization. Accordingly, the Reorganization was approved.

14.  CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

As a result of the reorganization of the Predecessor Fund into the Trust on April 16, 2021, PricewaterhouseCoopers LLP was dismissed as independent registered public accounting for the Predecessor Fund, a series of the Delaware Group® Adviser Funds. The Board, upon the recommendation of the Trust’s audit committee, selected Cohen & Company Ltd. as independent registered public accounting firm for the Large-Cap Growth Fund, a Fund within the Trust.

During the last two fiscal years ended October 31, 2020 and October 31, 2019, and the subsequent interim period through April 16, 2021, there were no (1) disagreements with PricewaterhouseCoopers LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events.

The audited reports by PricewaterhouseCoopers LLP on the financial statements of the Predecessor Fund as of and for the fiscal years ended October 31, 2020 and 2019, did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. The Predecessor Fund has provided PricewaterhouseCoopers LLP with a copy of the disclosures and has requested that PricewaterhouseCoopers LLP furnish a letter stating whether it agrees with the statements and, if not, stating the respects in which it does not agree.

During the last two fiscal years ended October 31, 2020 and October 31, 2019, and the subsequent interim period through April 16, 2021, (i) the Predecessor Fund did not both (a) consult with Cohen & Company Ltd. as to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements and (b) receive a written report or oral advice that Cohen & Company Ltd. concluded was an important factor considered in reaching a decision as to such accounting, auditing, or financial reporting issue; and (ii) the Predecessor Fund did not consult Cohen & Company Ltd. on any matter that was either the subject of a “disagreement” (as that term is defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a “reportable event” (as that term is defined in Item 304(a)(1)(v) of Regulation S-K).

Jackson Square Funds

Additional Information (Unaudited)
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 23-24, 2021, the Trust’s Board of Trustees (“Board”), each of whom were present virtually via video conference, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Jackson Square Partners, LLC (“JSP” or the “Adviser”) the Jackson Square Global Growth Fund, the Jackson Square International Growth Fund, the Jackson Square Large-Cap Growth Fund, the Jackson Square Select 20 Growth Fund and the Jackson Square SMID-Cap Growth Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 6, 2021, the Trustees received and considered information from JSP and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by JSP with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by JSP; (3) the costs of the services provided by JSP and the profits realized by JSP from services rendered to the Fund;  (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to JSP resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Funds.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by representatives of JSP, and the Support Materials, the Board concluded that the overall arrangements between the Trust and JSP set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that JSP performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to each Fund, are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that JSP provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of, and the timing of such transactions; (3) voting all proxies, if any, with respect to the Funds’ portfolio securities; (4) maintaining the required books and records for transactions that JSP effects on behalf of the Funds; (5) selecting broker-dealers to execute orders on behalf of the Funds; and (6) monitoring and maintaining each

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees considered Jackson Square’s assets under management, which were $24.2 billion as of September 30, 2020, and reviewed Jackson Square’s audited statements of financial condition for the year ended December 31, 2019. In that regard, the Trustees concluded that Jackson Square had sufficient resources to support the portfolio management team in its implementation of the Fund’s principal investment strategies.  The Trustees then considered the Funds’ portfolio managers and noted each portfolio manager’s extensive portfolio management and security research and analysis experience.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that JSP provides to each of the Funds under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of JSP.  In assessing the quality of the portfolio management delivered by JSP, the Trustees considered the short-term and long-term performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s respective peer funds according to Morningstar classifications, and each Fund’s respective composite of separate accounts that JSP manages utilizing a similar investment strategy.  When comparing each Fund’s performance against its respective Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the peer group.

•
Jackson Square Global Growth Fund.  The Trustees noted the Fund had outperformed the peer group median and average for the year-to-date, one-year and three-year periods ended October 31, 2020.  The Trustees also observed that the Fund had significantly outperformed its benchmark index over the same periods.  The Trustees also considered that the Fund had achieved positive total returns in each reviewed period since inception and also observed that the Fund’s performance was consistent with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

•
Jackson Square International Growth Fund. In assessing the quality of the portfolio management to be delivered by JSP under the Investment Advisory Agreement, the Trustees would normally review the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate securities benchmark index and the Fund’s peer funds according to Morningstar classifications. In this regard the Trustees noted that the Fund had recently changed its strategy from an all-cap growth strategy to an international growth strategy. Although the Trustees reviewed the prior performance of the Fund relative to its benchmark index and the All-Cap Growth Fund’s Morningstar peer group (Large Growth), the Trustees did not consider that information pertinent for evaluating performance considering the changes to the Fund’s investment strategies that had been implemented in December 2020. In addition, the Trustees noted that JSP does not manage a composite of separately managed accounts in a strategy that is materially similar to the Fund’s international growth strategy.

•
Jackson Square Large-Cap Growth Fund.  The Trustees noted that the Fund had outperformed its peer group median and average over the year-to-date and ten-year periods ended October 31, 2020 and outperformed the peer group median over the one-year period ended October 31, 2020, but underperformed the peer group median and average over the three-year and five-year periods ended October 31, 2020 and underperformed the peer group average over the one-year period ended October 31, 2020. The Trustees also noted that the Fund had outperformed its benchmark index over the year-to-date period ended October 31, 2020, but underperformed its benchmark index over all other periods. The Trustees considered that the Fund had achieved positive total returns for each reviewed period and also observed that the Fund’s performance was consistent with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

•
Jackson Square Select 20 Growth Fund.  The Trustees noted that the Fund had outperformed its peer group median and average over the year-to-date and one-year periods ended October 31, 2020, but underperformed its peer group median and average over the three-year, five-year and ten-year periods ended October 31, 2020.  The Trustees also observed that the Fund had outperformed its benchmark index over the year-to-date and one-year periods ended October 31, 2020, but underperformed its benchmark index over the three-year, five-year and ten-year periods ended October 31, 2020.  The Trustees also considered that the Fund had achieved positive returns for each reviewed period since inception. The Trustees also observed that the Fund’s performance was consistent with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

•
Jackson Square SMID-Cap Growth Fund. The Trustees noted that the Fund had outperformed its peer group median and average over the year-to-date, one-year, three-year, five-year and ten-year periods ended October 31, 2020.  The Trustees also noted that the Fund had outperformed its benchmark index across all time periods ended October 31, 2020. The Trustees also considered that the Fund had achieved positive total returns for all relevant periods since inception. The Trustees also observed that the Fund’s performance was consistent over the long-term with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that each Fund pays to JSP under the Investment Advisory Agreement, as well as JSP’s profitability from services that it rendered to each Fund during the 12-month period ended September 30, 2020. In that regard, the Trustees considered the effect of an expense limitation agreement on JSP’s compensation and that JSP had contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus.  The Trustees noted that as a consequence of the expense limitation agreement, JSP had waived its entire management fee for the Jackson Square Global Growth Fund, Jackson Square International Growth Fund and Jackson Square Select 20 Growth Fund and a portion of the management fee for the Jackson Square Large-Cap Growth Fund and Jackson Square SMID-Cap Growth Fund. With respect to the Jackson Square International Growth Fund, Jackson Square Global Growth Fund and Jackson Square Select 20 Growth Fund, the Trustees noted that after giving effect to the expense limitation agreement, the relationship had not been profitable to JSP during the 12-month period ended September 30, 2020. In that regard, the Trustees determined that JSP had adequate resources to support the portfolio management of the Global Growth Fund, International Growth Fund and Select 20 Growth Fund and plans to grow assets in those Funds which may lead to the relationships being profitable for JSP in the future. The Trustees also agreed to continue to review each Fund’s profitability as part of its annual review of the investment advisory contract with JSP. The Trustees noted that the relationship with the Jackson Square Large-Cap Growth Fund and Jackson Square SMID-Cap Growth Fund had been profitable.  The Trustees then considered that the management fees that JSP charges to separately managed accounts with similar investment strategies to that of the Jackson Square Select 20 Growth Fund are above the fees charged to the corresponding Fund, the management fee JSP charges to separately managed accounts with similar investment strategies to the Jackson Square Global Growth Fund are equal to or below the fees charged to the Fund, and the management fees that JSP charges to the Jackson Square Large-Cap Growth Fund and Jackson Square SMID-Cap Growth Fund are within the range of fees charged to separately managed accounts with similar investment strategies to the corresponding Fund.  The Trustees took into account that JSP has additional responsibilities with respect to the Funds, including additional compliance obligations, greater cash management responsibilities and increased trading.  The Trustees concluded that JSP’s service relationships with the Jackson Square International Growth Fund, Jackson Square Select 20 Growth Fund and Jackson Square Global Growth Fund were not profitable to JSP but that the relationships with the other Funds each yield a reasonable profit.

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses borne by the Funds and those of funds in corresponding Morningstar peer group.  The Trustees noted:

•
Jackson Square Global Growth Fund.  The Fund’s management fee was above the peer group median and average. When compared to similarly-sized funds, the management fee was equal to the peer group median and slightly above the average.  The total expenses of the IS Class of the Fund (after fee waivers and expense reimbursements) were above the peer group median and average and in the third quartile of the peer group. Total expenses of the  Institutional Class and Investor Class of the Fund (after fee waivers and expense reimbursements) were above the peer group median and average but well within the range of expenses in the peer group.

•
Jackson Square International Growth Fund. The Fund’s contractual management fee was above the peer group median and average and in the third quartile of the peer group. The total expenses of the IS Class of the Fund (after fee waivers and expense reimbursements) were above the peer group median and average but well within the range of expenses in the peer group.

•
Jackson Square Large-Cap Growth Fund. The Fund’s management fee was below the peer group median and average.  The total expenses of the IS Class and Institutional Class of the Fund (after fee waivers and expense reimbursements) were below the peer group median and average. The total expenses of the Investor Class of the Fund (after fee waivers and expense reimbursements) were above the peer group median and average.

•
Jackson Square Select 20 Growth Fund.  The Fund’s management fee equal to the peer group median and lower than the average.  The total expenses of the IS Class of the Fund (after fee waivers and expense reimbursements) were below the peer group median and average. Total expenses of the IS Class (after fee waivers and expense reimbursements) were below the peer group median and average. Total expenses of the Investor Class and Institutional Class (after fee waivers and expense reimbursements) were above the peer group median and average. When limited to similarly-sized funds, the total expenses of the Institutional Class (after fee waivers and expense reimbursements) were below the peer group median and average.

•
Jackson Square SMID-Cap Growth Fund.  The Fund’s management fee was equal to the peer group median and below the peer group average. The total expenses of the Fund’s IS and Institutional Classes were below the peer group median and average. The total expenses of the Fund’s Investor Class were above the peer group median and average.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that JSP’s advisory fee with respect to each Fund continues to be reasonable.

Economies of Scale.  The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints.  The Trustees took into account the fact that JSP had agreed to consider breakpoints in the future in response to asset growth in each of the Funds, but had noted concerns about potential capacity constraints associated with the Jackson Square SMID-Cap Growth Fund.  The Trustees noted that other than the capacity-constrained Jackson Square SMID-Cap Growth Fund, the asset levels of the other Funds were such that it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The Trustees considered that JSP realizes a soft dollar benefit with respect to portfolio transactions of the Funds. The Trustees noted that JSP does not use affiliated brokers to execute the portfolio transactions of the Funds.  The Trustees considered that JSP may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that JSP does not receive any additional material benefits from its relationship with the Funds.

Jackson Square Funds

Additional Information (Unaudited) – Continued
April 30, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-844-577-3863.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-577-3863.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-844-577-3863, or (2) on the SEC’s website at www.sec.gov.

Jackson Square Funds

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Jackson Square Funds

Disclosures (Unaudited)

The materials provided herein are for general information purposes only and may not be copied or redistributed without Jackson Square’s prior consent.  The views expressed represent Jackson Square’s assessment of the strategy and market environment as of the date identified herein and should not be considered a recommendation to buy, hold, or sell any security, and should not be relied on as research or investment advice. The information in this presentation, including statements concerning financial markets is based on current market conditions, which will fluctuate and may be superseded by subsequent market events or for other reasons.

Opinions expressed are those of Jackson Square Partners, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Holdings are as of the date provided and subject to change.  Please note that where a partial list of holdings has been provided, a full list is available upon request.

Mutual fund investing involves risk. Principal loss is possible. With the exception of the Global Growth Fund, the Funds are non-diversified meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore each Fund is more exposed to individual stock volatility than a diversified fund. Small- and Mid-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Investments in foreign securities involve greater volatility and political economic and currency risks and differences in accounting methods. These risks are greater in emerging and frontier markets. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies. From time to time, the trading market for a particular security or type of security in which the Funds invest may become less liquid or even illiquid.

Past performance is no guarantee of future results.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

For comparison purposes, the indices are fully invested and include the reinvestment of income. Index returns do not reflect management fees, transaction costs, or expenses. The indices are unmanaged, and one cannot invest directly in an index. Benchmark information contained herein has been obtained from third party sources believed to be reliable, but we cannot guarantee its accuracy or completeness.  All third-party marks are the property of their respective owners. All performance data regarding the indices are historical and are not indicative of future results, and there can be no assurance that these or comparable results will actually be achieved by the strategies or that the strategies’ investment objectives will be achieved.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.  The index is unmanned and an investment cannot be made into the index.

Jackson Square Funds

Disclosures (Unaudited) – Continued

Russell 2500® Growth Index. The Russell 2500® Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher price-to-book ratios and higher forecasted growth values.  The index is unmanned and an investment cannot be made into the index.

Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® companies with higher price-to-book ratios and higher forecasted growth values.  The index is unmanned and an investment cannot be made into the index.

MSCI All Country World Index. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index designed to measure equity market performance across developed markets world-wide. Index “net” return reflects minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.  The index is unmanned and an investment cannot be made into the index.  The index is a service mark of MSCI Barra.  MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

The MSCI All Country World Index – ex USA is a free float-adjusted market capitalization weighted index designed to measure equity market performance across developed markets world-wide excluding the USA.

Alpha gauges the performance of an investment against a market index or benchmark that is considered to represent he market’s movement as a whole. The excess return of an investment relative to the return of a benchmark index is the investment’s alpha.

The report must be preceded or accompanied by a prospectus.

Jackson Square Partners, LLC is the adviser to the Jackson Square Partner Funds, which are distributed by Quasar Distributors, LLC.

(This Page Intentionally Left Blank.)

Investment Adviser
Jackson Square Partners, LLC
One Letterman Drive
Building A, Suite A3-200
San Francisco, California 94129

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Administrator, Fund Accountant
And Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-844-577-3863.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  As a result of the reorganization of the Predecessor Fund into the Trust on April 16, 2021, PricewaterhouseCoopers LLP was dismissed as independent registered public accounting for the Predecessor Fund, a series of the Delaware Group® Adviser Funds. The Board, upon the recommendation of the Trust’s audit committee, selected Cohen & Company Ltd. as independent registered public accounting firm for the Large-Cap Growth Fund, a Fund within the Trust.

During the last two fiscal years ended October 31, 2020 and October 31, 2019, and the subsequent interim period through April 16, 2021, there were no (1) disagreements with PricewaterhouseCoopers LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events.

The audited reports by PricewaterhouseCoopers LLP on the financial statements of the Predecessor Fund as of and for the fiscal years ended October 31, 2020 and 2019, did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

The Predecessor Fund has provided PricewaterhouseCoopers LLP with a copy of the disclosures and has requested that PricewaterhouseCoopers LLP furnish a letter stating whether it agrees with the statements and, if not, stating the respects in which it does not agree. A letter from PricewaterhouseCoopers LLP is attached hereto as Exhibit 13.1.

During the last two fiscal years ended October 31, 2020 and October 31, 2019, and the subsequent interim period through April 16, 2021, (i) the Predecessor Fund did not both (a) consult with Cohen & Company Ltd. as to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements and (b) receive a written report or oral advice that Cohen & Company Ltd. concluded was an important factor considered in reaching a decision as to such accounting, auditing, or financial reporting issue; and (ii) the Predecessor Fund did not consult Cohen & Company Ltd. on any matter that was either the subject of a “disagreement” (as that term is defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a “reportable event” (as that term is defined in Item 304(a)(1)(v) of Regulation S-K).

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 9, 2021

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    July 9, 2021